REPORTABLE SEGMENTS (Details Textual)	12 Months Ended
Dec. 31, 2017 bbl
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	50,000
Fair Value Assumptions, Expected Dividend Rate	40.00%
Pulp [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	3,900,000
Forestry [Member]
Disclosure Of Reportable Segments [Line Items]
Explanation of information about the volume of assets held	Arauco holds forestry assets distributed throughout Chile, Argentina, Brazil and Uruguay, reaching 1.7 million hectares as of December 31, 2017, of which 1 million hectares are used for plantations, 431 thousand hectares for native forests, 195 thousand hectares for other uses and 99 thousand hectares are to be planted.
Description of percentage of customers for the product	Arauco has no customers representing 10% or more of its revenues.
Osb [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	486,000,000,000
Pb [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	2,100,000
Sawn lumber [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	1,400,000
Wood products [Member]
Disclosure Of Reportable Segments [Line Items]
Annual production capacity	6,800,000